UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                       FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Express Asset Management International Inc.
Address: IDS Tower 10
         Minneapolis, MN  55402

Form 13F File Number:  28-6558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Anderson
Title:    Global Chief Investment Officer
Phone:    612-671-3112

Signature, Place, and Date of Signing:


/s/ Peter J. Anderson      Minneapolis, MN             July 29, 1999
----------------------   ------------------          --------------------
[Signature]               [City, State]                [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[ x ] 13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:          3
Form 13F Information Table Entry Total:     28
Form 13F Information Table Value Total:     $696788 (thousands)



List of Other Included Managers:
No.  13F File Number     Name
--------------------     -----------------------------------------
01   28-698              American Express Company
02   28-139              American Express Financial Corporation
03   28-2437             Strategic Investment Mgmt

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                                                               FORM 13F INFORMATION TABLE
                                                      VALUE   SHARES/  SH/ PUT/ INVSTMT     OTHER        VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF CLASS       CUSIP  (x$1000) PRN AMT  PRN CALL DSCRETN     MANAGERS     SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE            COM            02364J104   11492   104000    SH       SHARED    01  02  03      0     104000     0
AMERICAN INTL GROUP       COM            026609107   24399   208430    SH       SHARED    01  02  03      0     208430     0
AT&T                      COM            001957109   28883   517500    SH       SHARED    01  02  03      0     517500     0
BANKAMERICA CORP          COM            060505104   28399   387375    SH       SHARED    01  02  03      0     387375     0
BOSTON SCIENTIFIC         COM            101137107   28634   651700    SH       SHARED    01  02  03      0     651700     0
CISCO SYSTEMS             COM            17275R102   39534   612934    SH       SHARED    01  02  03      0     612934     0
CITIGROUP INC             COM            172967101   36164   761355    SH       SHARED    01  02  03      0     761355     0
COLGATE - PALMOLIVE CO    COM            194162103   24313   246210    SH       SHARED    01  02  03      0     246210     0
DISNEY (WALT) COMPANY     COM            254687106   10815   351000    SH       SHARED    01  02  03      0     351000     0
DU PONT (E.I.) DE NEMOURS COM            263534109   30652   448700    SH       SHARED    01  02  03      0     448700     0
ELECTRONIC DATA SYSTEMS   COM            285661104   23473   415000    SH       SHARED    01  02  03      0     415000     0
FED.NAT.MORTGAGE          COM            313586109   27137   396880    SH       SHARED    01  02  03      0     396880     0
FRONTIER CORP             COM            35906P105    9340   158300    SH       SHARED    01  02  03      0     158300     0
GENERAL ELECTRIC          COM            369604103   25076   221910    SH       SHARED    01  02  03      0     221910     0
GOLDMAN SACHS GROUP       COM            38141G104    7737   107080    SH       SHARED    01  02  03      0     107080     0
HEWLETT-PACKARD           COM            428236103   33005   328410    SH       SHARED    01  02  03      0     328410     0
IBM INT'L BUSINESS MACH   COM            459200101   32486   251340    SH       SHARED    01  02  03      0     251340     0
INTEL CORP                COM            458140100   37116   623800    SH       SHARED    01  02  03      0     623800     0
LUCENT TECHNOLOGIES       COM            549463107   22227   329600    SH       SHARED    01  02  03      0     329600     0
MCI WORLDCOM              COM            55268B106   23486   272300    SH       SHARED    01  02  03      0     272300     0
MONSANTO                  COM            611662107   18189   461200    SH       SHARED    01  02  03      0     461200     0
PFIZER INC                COM            717081103   21767   198330    SH       SHARED    01  02  03      0     198330     0
RITE AID CORP             COM            767754104   29884  1213560    SH       SHARED    01  02  03      0     1213560    0
SAFEWAY INC               COM            786514208   17161   346690    SH       SHARED    01  02  03      0     346690     0
SBC COMMUNICATIONS        COM            78387G103   24604   424200    SH       SHARED    01  02  03      0     424200     0
TEXACO                    COM            881694103   33025   528400    SH       SHARED    01  02  03      0     528400     0
WAL-MART STORES INC       COM            931142103   32191   667180    SH       SHARED    01  02  03      0     667180     0
WALGREEN                  COM            931422109   15599   531040    SH       SHARED    01  02  03      0     531040     0


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